Share-based payments (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of weighted average inputs of fair value of options granted
The weighted average inputs used in computing the fair value of options granted were as follows:

	May 9, 2025		November 4, 2024		May 6, 2024		May 6, 2024
Expected volatility		24.99%		23.89%		24.65%		25.47%
Exercise price	Rs.	1,162.00	Rs.	1,274.00	Rs.	1,270.00	Rs.	1,270.00
Option life		5.5 years		5.0 Years		4.5 Years		5.5 Years
Risk-free interest rate		6.16%		6.79%		7.18%		7.19%
Expected dividends		0.69%		0.63%		0.64%		0.64%
Grant date share price	Rs.	1,155.90	Rs.	1,268.30	Rs.	1,258.69	Rs.	1,258.69

Disclosure of detailed information about share based payment expense
Share-based payment expense

	For the Year Ended March 31,
	2026		2025		2024
Equity settled share-based payment expense (1)	Rs.	326	Rs.	424	Rs.	407
Cash settled share-based payment expense (2)		297		372		414
	Rs.	623	Rs.	796	Rs.	821

(1)
As of March 31,2026 and 2025, there was Rs.433 and Rs.430, respectively, of total unrecognized compensation cost related to unvested stock options. This cost is expected to be recognized over a weighted-average period of 1.72 years and 1.68 years, respectively.

(2)
Certain of the Company’s employees are eligible to receive share based payment awards that are settled in cash. These awards vest only upon satisfaction of certain service conditions which range from 1 to 4 years. A category of these awards are also linked to the overall performance of the company. These awards entitle the employees to a cash payment on the vesting date. The amount of the cash payment is determined based on the share price of the Company at the time of vesting. As of March 31, 2026 and 2025, there was Rs.396 and Rs.366, respectively, of total unrecognized compensation cost related to unvested awards. This cost is expected to be recognized over a weighted-average period of 1.87 years and 1.57 years , respectively. This scheme does not involve dealing in or subscribing to or purchasing securities of the Company, directly or indirectly.

Disclosure And Details About 2018 Plan
The DRL 2018 Plan provides for option grants having an exercise price equal to the fair market value of the underlying equity shares on the date of grant are as follows after giving effect of stock split in October 2024:

Particulars	Number of securities to be acquired from secondary market	Number of securities to be issued by the Company	Total
Options reserved against equity shares	12,500,000	7,500,000	20,000,000
Options reserved against ADRs	-	5,000,000	5,000,000
Total	12,500,000	12,500,000	25,000,000

The outstanding shares purchased from secondary market as of March 31,2026 and 2025, are 1,965,575 and 2,452,260 shares for an aggregate consideration of Rs.1,815 and Rs.2,264, respectively.

DRL 2018 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure Of Number Of Share Options, Weighted Average Exercise Price, Range Of Exercise Prices And Weighted Average Remaining Contractual Life
Stock option activity under the DRL 2018 Plan during the years ended March 31, 2026 and 2025 was as follows:

	For the Year Ended March 31, 2026
Fair Market Value Options	Shares arising out of options	Range of exercise prices	Weighted average exercise price	Weighted average remaining useful life (months)
Outstanding at the beginning of the year	2,399,070	Rs. 521.40 to 1,274.00	959.34	67
Granted during the year	915,763	1,162.00	1,162.00	96
Expired/forfeited during the year	(371,675)	521.40 to 1,270.00	1,093.04	-
Exercised during the year	(486,685)	521.40 to 1,060.20	750.23	-
Outstanding at the end of the year	2,456,473	Rs.521.40 to 1,274.00	1,056.09	67
Exercisable at the end of the year	536,635	Rs.521.40 to 1,274.00	757.05	38

	For the Year Ended March 31, 2025
Fair Market Value Options	Shares arising out of options	Range of exercise prices	Weighted average exercise price	Weighted average remaining useful life (months)
Outstanding at the beginning of the year	2,087,265	Rs.521.40 to 1,102.80	832.80	70
Granted during the year	706,670	1,270.00 and 1,274.00	1,270.00	96
Expired/forfeited during the year	(229,680)	521.40 to 1,270.00	956.89	-
Exercised during the year	(165,185)	521.40 to 1,060.20	692.69	-
Outstanding at the end of the year	2,399,070	Rs.521.40 to 1,274.00	959.34	67
Exercisable at the end of the year	366,420	Rs.521.40 to 1,102.80	671.61	31

DRL 2002 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of Number of Options Reserved
After the stock split effected in the form of a stock dividend issued by the Company in August 2006 and October 2024, the DRL 2002 Plan provides for stock option grants in the above two categories as follows:

Particulars	Number of options reserved under category A	Number of options reserved under category B	Total
Options reserved under original Plan	1,500,000	9,977,390	11,477,390
Options exercised prior to stock dividend date (A)	470,305	738,965	1,209,270
Balance of shares that can be allotted on exercise of options (B)	1,029,695	9,238,425	10,268,120
Options arising from stock dividend (C)	1,029,695	9,238,425	10,268,120
Options reserved after stock dividend (A+B+C)	2,529,695	19,215,815	21,745,510

Disclosure Of Number Of Share Options, Weighted Average Exercise Price, Range Of Exercise Prices And Weighted Average Remaining Contractual Life
Category A — Fair Market Value Options:
There was no stock activity under this category during the years ended March 31, 2026 and 2025, and there were no stock options outstanding under this category as of March 31, 2026 and 2025.

Category B — Par Value Options:
Stock options activity under this category during the years ended March 31, 2026 and 2025 was as set forth in the below table after giving effect to the stock split in October 2024.

	For the Year Ended March 31, 2026
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	313,790	Rs.	1.00	Rs.	1.00	44
Expired/forfeited during the year	(3,910)		1.00		1.00	-
Exercised during the year	(128,895)		1.00		1.00	-
Outstanding at the end of the year	180,985	Rs.	1.00	Rs.	1.00	32
Exercisable at the end of the year	167,660	Rs.	1.00	Rs.	1.00	29

	For the Year Ended March 31, 2025
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	501,045	Rs.	1.00	Rs.	1.00	55
Expired/forfeited during the year	(21,435)		1.00		1.00	-
Exercised during the year	(165,820)		1.00		1.00	-
Outstanding at the end of the year	313,790	Rs.	1.00	Rs.	1.00	44
Exercisable at the end of the year	245,745	Rs.	1.00	Rs.	1.00	38

DRL 2007 Plans [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure Of Number Of Share Options, Weighted Average Exercise Price, Range Of Exercise Prices And Weighted Average Remaining Contractual Life
The weighted average grant date fair value of options granted during the years ended March 31, 2026 and 2025 was Rs.388 and Rs.455 per option, respectively. The weighted average share prices on the date of allotment of options during the years ended March 31, 2026 and 2025 was Rs.1,306 and Rs.1,383 per share, respectively.

	For the Year Ended March 31, 2026
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	124,940	Rs.	1.00	Rs.	1.00	43
Expired/forfeited during the year	(9,725)		1.00		1.00	-
Exercised during the year	(26,305)		1.00		1.00	-
Outstanding at the end of the year	88,910		1.00		1.00	34
Exercisable at the end of the year	88,910		1.00		1.00	34

	For the Year Ended March 31, 2025
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	302,575	Rs.	1.00	Rs.	1.00	61
Expired/forfeited during the year	(83,885)		1.00		1.00	-
Exercised during the year	(93,750)		1.00		1.00	-
Outstanding at the end of the year	124,940		1.00		1.00	43
Exercisable at the end of the year	71,130		1.00		1.00	29

DRL 2007 Plans [Member] | Category A [Member]
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure Of Number Of Share Options, Weighted Average Exercise Price, Range Of Exercise Prices And Weighted Average Remaining Contractual Life
Stock options activity under the DRL 2007 Plan for the above two categories of options during the years ended March 31, 2026 and 2025 was as follows after giving effect to the stock split in October 2024:

	For the Year Ended March 31, 2026
Category A — Fair Market Value Options	Shares arising out of options	Range of exercise prices	Weighted average exercise price	Weighted average remaining useful life (months)
Outstanding at the beginning of the year	1,015,295	Rs.521.40 to 1,270.00	971.50	70
Granted during the year	353,057	1,162.00	1,162.00	96
Expired/forfeited during the year	(7,055)	981.40 & 1,060.20	985.42	-
Exercised during the year	(46,405)	Rs.521.40 to Rs.1,060.20	694.26	-
Outstanding at the end of the year	1,314,892	Rs.562.80 to 1,270.00	1,032.36	66
Exercisable at the end of the year	388,360	Rs.562.80 to 1,171.20	789.96	48

	For the Year Ended March 31, 2025
Category A — Fair Market Value Options	Shares arising out of options	Range of exercise prices	Weighted average exercise price	Weighted average remaining useful life (months)
Outstanding at the beginning of the year	1,080,420	Rs.521.40 to Rs.1,171.20	845.25	72
Granted during the year	272,310	1,270.00	1,270.00	96
Expired/forfeited during the year	(232,970)	562.80 to 1,270.00	828.05	-
Exercised during the year	(104,465)	Rs.521.40 to Rs.1,060.20	763.78	-
Outstanding at the end of the year	1,015,295	Rs.521.40 to 1,270.00	971.50	70
Exercisable at the end of the year	57,945	Rs.521.40 to 1,171.20	728.47	33